Acquisitions and disposals	6 Months Ended
Sep. 30, 2019
Acquisitions and disposals
Acquisitions and disposals

8   Acquisitions and disposals

Acquisitions

The aggregate cash consideration in respect of purchase of interests in subsidiaries, net of cash acquired, is as follows:

	Six months ended 30 September
	2019	2018
	€m	€m
Cash consideration paid
European Liberty Global assets	10,295	—
Other acquisitions during the period	29	69
Net cash acquired	(122)	(7)
	10,202	62

European Liberty Global assets

On 31 July 2019, the Group completed the acquisition of a 100% interest in Unitymedia GmbH (‘Unitymedia’) and Liberty Global’s operations (excluding its “Direct Home” business) in the Czech Republic (‘UPC Czech’), Hungary (‘UPC Hungary’) and Romania (‘UPC Romania’) for an aggregate net cash consideration of €10,295 million. The primary reason for acquiring the businesses was to create a converged national provider of digital infrastructure in Germany, together with creating converged communications operators in the Czech Republic, Hungary and Romania.

The provisional purchase price allocation is set out in the table below.

Fair value
€m
Net assets acquired:
Identifiable intangible assets[1]	5,696
Property, plant and equipment	4,708
Inventory	16
Trade and other receivables	796
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,910)
Short and long-term borrowings	(9,512)
Trade and other payables	(1,059)
Post employment benefits	(40)
Provisions	(117)
Net identifiable liabilities acquired	(1,311)
Goodwill[2]	11,620
Total consideration[3]	10,309

Notes:

1.	Identifiable intangible assets of €5,696 million consisted of customer relationships of €5,447 million, brand of €71 million and software of €178 million.
2.	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
3.	Transaction costs of €58 million were charged in the Group’s consolidated income statement in the six months ended 30 September 2019.

From the date of acquisition, the acquired entities have contributed €491 million of revenue and a loss of €11 million towards the loss before tax of the Group. If the acquisition had taken place at the beginning of the financial period, revenue would have been €22,940 million and the loss before tax would have been €481 million.

Other acquisitions

During the six months ended 30 September 2019 the Group completed certain acquisitions for an aggregate consideration of €185 million, of which €29 million has been paid in cash. The aggregate provisional fair values of goodwill, identifiable assets and liabilities of the acquired operations were €182 million, €50 million and €47 million, respectively.

Disposals

On 31 July 2019, the Group sold its 100% interest in Vodafone New Zealand for consideration of NZD $3.4 billion (€2.0 billion). The table below summarises the net assets disposed and the resulting net gain on disposal of €1.1 billion.

The disposal in the comparative period related to the combination of Vodafone India (excluding its 42% stake in Indus Towers), previously a subsidiary, with Idea Cellular to create Vodafone Idea Limited, a company jointly controlled by Vodafone and the Aditya Birla Group.

	Six months ended 30 September
	2019	2018
	€m	€m
Goodwill	(243)	—
Other intangible assets	(155)	(6,138)
Property, plant and equipment	(783)	(3,091)
Inventory	(29)	—
Trade and other receivables	(244)	(1,572)
Investments in associates and joint ventures	(4)	—
Other investments	—	(6)
Cash and cash equivalents	—	(751)
Current and deferred taxation	(11)	(2,790)
Short and long-term borrowings	215	7,896
Trade and other payables	261	1,669
Provisions	35	720
Net assets disposed	(958)	(4,063)
Fair value of investment[2]	—	2,467
Net cash proceeds arising from the transaction	2,023	320
Other effects[1]	35	(2,144)
Net gain/(loss) on transaction[2]	1,100	(3,420)

Notes:

1.	Includes €59 million (2018: €2,079 million) of recycled foreign exchange losses.
2.	Comparative figure includes a loss of €603 million related to the re-measurement of the Group’s retained interest in Vodafone India.